Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2021
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Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
At beginning of period	¥36,015	¥(230,292)
Deferred tax benefit (expense)	(43,660)	151,292
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(100,427)	27,028
Financial instruments at fair value through other comprehensive income reserve	(266,255)	96,170
Own credit on financial liabilities designated at fair value through profit or loss reserve	1,525	—
Exchange differences on translating foreign operations reserve	(3,921)	2,226
Acquisition and disposal of subsidiaries and businesses	5	(6,438)
Exchange differences and others	6,141	(3,971)

At end of period	¥(370,577)	¥36,015

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2021 and 2020 were attributable to the following items:

	At March 31,
	2021	2020
	(In millions)
Deferred tax assets:
Loans and advances	¥389,209	¥349,058
Tax losses carried forward	63,563	68,678
Derivative financial instruments	49,076	95,917
Provision for interest repayment	39,386	39,928
Retirement benefits	10,130	42,719
Investment securities	207	216
Other deductible temporary differences	127,720	121,580

Total deferred tax assets	679,291	718,096

Deferred tax liabilities:
Investment securities	780,118	477,168
Retirement benefits	76,821	3,110
Property, plant and equipment	65,483	56,992
Goodwill and intangible assets	60,145	64,574
Lease transactions	7,399	8,845
Other taxable temporary differences	59,902	71,392

Total deferred tax liabilities	1,049,868	682,081

Net deferred tax assets (liabilities) (1)	¥(370,577)	¥36,015

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2021 and 2020 for which no deferred tax assets were recognized.

	At March 31,
	2021	2020
	(In millions)
Deductible temporary differences	¥229,111	¥232,242
Tax losses carried forward which will expire in 1 year	56,745	220,969
2 years	49,388	63,570
3 years	37,702	49,388
4 years	23,082	37,702
5 years	16,054	23,082
6 years	60,252	13,120
7 years	—	60,027
8 years	137,202	—
9 years	46,457	137,046
10 years and thereafter	47,129	54,174

Total deductible temporary differences and tax losses carried forward (1)	¥703,122	¥891,320

(1)
Under the consolidated
corporate-tax
system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥216,294 million and ¥229,883 million at March 31, 2021 and 2020, respectively.

Deferred Tax Expense
Deferred tax benefit and expense for the fiscal years ended March 31, 2021 and 2020 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
Derivative financial instruments	¥(48,773)	¥47,115
Investment securities	(36,714)	720
Loans and advances	34,953	65,549
Property, plant and equipment	(11,218)	556
Retirement benefits	(5,881)	5,131
Goodwill and intangible assets	4,428	13,552
Tax losses carried forward	(2,491)	24,769
Lease transactions	1,171	1,373
Provision for interest repayment	(541)	2,083
Other temporary differences—net	21,406	(9,556)

Total deferred tax benefit (expense)	¥(43,660)	¥151,292